GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
GOODWILL [Abstract]
Goodwill	[1]	$ 105,647	$ 105,647
Accumulated impairment losses	[2]	(62,179)	(62,179)
Goodwill net		43,468	43,468
Goodwill impairment			$ 20,402

[1]	The carrying amount of the goodwill is associated with the Mobility Division.
[2]	During the year ended December 31, 2015, the Company recorded an impairment loss of $ 20,402. (see also note 2k).